Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
millions of Canadian dollars	Weighted Average Interest Rate 2016 (1)	Weighted Average Interest Rate 2015 (1)	Maturity	2016	2015
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2020	$30	$240
Unsecured fixed rate notes	3.50%	3.85%	2019-2023	725	475
Fixed to floating subordinated notes (USD) (2)	6.75%	-	2076	1,611	-
				$2,366	$715
Emera US Finance LP
Unsecured senior notes (USD) (2)	3.60%	-	2019 - 2046	$4,364	$-
				4,364	-
TECO Finance (3)
Variable rate notes (USD)	Variable	-	2018	$336	$-
Fixed rate notes and bonds (USD)	5.86%		2017 - 2020	805	-
				$1,141	$-
Tampa Electric (4)
Fixed rate notes and bonds (USD)	4.90%	-	2018 - 2045	$2,579	$-
				$2,579	$-
PGS
Fixed rate notes and bonds (USD)	5.06%	-	2018 - 2045	$351	$-
				$351	$-
NMGC
Fixed rate notes and bonds (USD)	4.53%	-	2021 - 2026	$363	$-
				$363	$-
NMGI
Fixed rate notes and bonds (USD)	3.41%	-	2019 - 2024	$269	$-
				$269	$-
NSPI
Commercial paper	Variable	Variable	2020	$264	$369
Medium term fixed rate notes	5.73%	5.73%	2019 - 2097	1,965	1,965
Fixed rate debenture	9.75%	9.75%	2019	95	95
Capital lease obligations	4.80%	4.58%	2019	-	1
				$2,324	$2,430
Emera Maine
LIBOR loans and demand loans	Variable	Variable	2019	$32	$32
Secured fixed rate mortgage bonds (USD)	9.74%	9.74%	2020-2022	67	69
Unsecured senior fixed rate notes (USD)	4.28%	4.31%	2017-2044	281	296
				$380	$397
EBP
Senior secured credit facility	3.08%	3.08%	2019	$248	$249
				$248	$249
GBPC
Unsecured amortizing fixed rate notes (USD)	3.62%	3.62%	2021-2022	$63	$77
Unsecured senior notes (USD)	7.07%	7.07%	2020-2023	67	68
				$130	$145
BLPC & ECI
Secured fixed rate senior notes (5)	5.65%	5.64%	2020 - 2028	$81	$89
Secured senior notes (USD) (6)	Variable	-	2021	201	-
				$282	$89
Adjustments
Fair market value adjustment - TECO Energy acquisition (7)				$58	$-
Debt issuance costs				(111)	(16)
Amount due within one year				(476)	(274)
				$(529)	$(290)
Long-Term Debt				$14,268	$3,735
(1) Weighted average interest rate of fixed rate long-term debt.
(2) See below for details on the long-term debt related to the acquisition of TECO Energy.
(3) TECO Energy is a full and unconditional guarantor of TECO Finance’s securities, and no subsidiaries of TECO Energy guarantee TECO Finance’s securities.
(4) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(5) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(6) See below for details on the long-term debt issued by ECI in November, 2016.
(7) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2016	2015
Emera – revolving credit facility (1)	June 2020	$700	$700
NSPI - revolving credit facility (1)	October 2020	600	500
Emera Maine – revolving credit facility	September 2019	107	111
BLPC – revolving credit facility	2017-2021	26	26
Total		1,433	1,337
Less:
Borrowings under credit facilities		326	641
Letters of credit issued inside credit facilities		37	33
Use of available facilities		363	674
Available capacity under existing agreements		$1,070	$663
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

Schedule of Debt Conversions [Table Text Block]
As at
	Financial Covenant	Requirement	December 31, 2016
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.62:1

Schedule of Maturities of Long-term Debt [Table Text Block]
millions of Canadian dollars	2017	2018	2019	2020	2021	Thereafter	Total
Emera	$-	$-	$225	$30	$-	$2,111	$2,366
Emera US Finance LP	-	-	671	-	1,007	2,686	4,364
TECO Energy	-	409	67	-	643	2,443	3,562
TECO Finance	403	335	-	403	-	-	1,141
NSPI	-	-	95	264	-	1,965	2,324
Emera Maine	33	6	32	40	-	269	380
EBP	-	-	248	-	-	-	248
GBPC	11	12	12	40	11	44	130
BLPC and ECI	29	29	30	58	26	110	282
Total	$476	$791	$1,380	$835	$1,687	$9,628	$14,797